Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Provision for Decommissioning Costs

Non-current liabilities	Jan-Jun/ 2019	Jan-Dec/ 2018
Opening balance	15,133	14,143
Adjustment to provision	(19)	4,129
Transfers related to liabilities held for sale (*)	(118)	(1,221)
Payments made	(256)	(481)
Interest accrued	385	649
Others	(1)	51
Cumulative translation adjustment	166	(2,137)

Closing balance	15,290	15,133

(*)	In 2018, it includes transfer to held for sale related to Campos basin (US$ 850); Potiguar basin (US$ 70) and Lapa field (US$ 11), as set out in note 7.